                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                          CORPORATE AMERICA - VARIABLE
                                FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY
                      SUPPLEMENT DATED DECEMBER 1, 2000 TO
                        PROSPECTUS DATED OCTOBER 2, 2000
                        AS SUPPLEMENTED NOVEMBER 7, 2000

     Effective November 29, 2000 American General Life Insurance Company ("AGL") is amending the prospectus for the purposes of reflecting that the Ayco Large Cap Growth Fund I is available as an investment option under the Policy, as well as other minor changes in the mutual fund annual expenses.

               AYCO LARGE CAP GROWTH FUND I

     1. On Page 3 of the prospectus, the paragraph titled "INVESTMENT OPTION CURRENTLY NOT AVAILABLE", immediately after "Basic Questions You May Have" is deleted in its entirety.

     2. On Page 13 of the prospectus, Footnote 2 is deleted in its entirety and replaced with the following footnote:

         Fees and charges for Ayco Series Trust are for fiscal year 2000 and are the fees and charges that the Trust anticipates it will charge.

     3. On page 30 of the prospectus, the 2nd paragraph under "SEPARATE ACCOUNT VL-R" is deleted in its entirety and replaced with the following paragraph:

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 65 separate "divisions," 41 of which correspond to the 41 variable investment options available under the Policy. The remaining 24 divisions, and some of these 41 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     4. On page 51 of the prospectus, under "FINANCIAL STATEMENTS", the last sentence of this paragraph is deleted in its entirety and replaced with the following sentence:

     "No financial statements of Separate Account VL-R are included because, at the date of this prospectus, none of the 41 divisions of Separate Account VL-R were available under the Corporate America - Variable policies."

               MUTUAL FUNDS' ANNUAL EXPENSES

On page 10 of the prospectus, the section titled "WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FORM AMOUNTS I INVEST THROUGH MY POLICY?" is deleted in its entirety and replaced with the following paragraph:

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)

                                              FUND                    OTHER FUND         TOTAL FUND
                                           MANAGEMENT                 OPERATING          OPERATING
                                          FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                            EXPENSE       12b-1        EXPENSE            EXPENSE
             NAME OF FUND                REIMBURSEMENT)    FEES     REIMBURSEMENT)     REIMBURSEMENT)
--------------------------------------   --------------   ------   ----------------   ----------------
AIM VARIABLE INSURANCE FUNDS:/1/
AIM V.I. International Equity Fund                0.75%                       0.22%              0.97%
AIM V.I. Value Fund                               0.61%                       0.15%              0.76%
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.:/1/
VP Value Fund                                     1.00%                       0.00%              1.00%
AYCO SERIES TRUST:/2/
Ayco Large Cap Growth Fund I                      0.80%                       0.20%              1.00%
DREYFUS INVESTMENT PORTFOLIOS:/1/
MidCap Stock Portfolio/3/                         0.75%                       0.22%              0.97%
DREYFUS VARIABLE INVESTMENT
 FUND:/1/
Quality Bond Portfolio                            0.65%                       0.09%              0.74%
Small Cap Portfolio                               0.75%                       0.03%              0.78%
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND:/1,4/
VIP Equity-Income Portfolio                       0.48%    0.25%              0.10%              0.83%
VIP Growth Portfolio                              0.58%    0.25%              0.10%              0.93%
VIP Asset Manager Portfolio                       0.53%    0.25%              0.11%              0.89%
VIP Contrafund Portfolio                          0.58%    0.25%              0.12%              0.95%

                                              FUND                    OTHER FUND         TOTAL FUND
                                           MANAGEMENT                 OPERATING          OPERATING
                                          FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                            EXPENSE       12b-1        EXPENSE            EXPENSE
             NAME OF FUND                REIMBURSEMENT)    FEES     REIMBURSEMENT)     REIMBURSEMENT)
--------------------------------------   --------------   ------   ----------------   ----------------
JANUS ASPEN SERIES - SERVICE
 SHARES:/5/
International Growth Portfolio                    0.65%    0.25%              0.11%              1.01%
Worldwide Growth Portfolio                        0.65%    0.25%              0.05%              0.95%
Aggressive Growth Portfolio                       0.65%    0.25%              0.02%              0.92%
J. P. MORGAN SERIES TRUST II:/1/
J. P. Morgan Small Company
   Portfolio/3/                                   0.60%                       0.55%              1.15%
MFS VARIABLE INSURANCE TRUST:/1/
MFS Emerging Growth Series /3/                    0.74%                       0.09%              0.83%
MFS Research Series /3/                           0.74%                       0.11%              0.85%
MFS Capital Opportunities Series/3/               0.74%                       0.16%              0.90%
MFS New Discovery Series/3/                       0.88%                       0.17%              1.05%
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:/1/
Mid-Cap Growth Portfolio/3/                       0.85%                       0.15%              1.00%
NORTH AMERICAN FUNDS VARIABLE
 PRODUCT SERIES I:/1/
International Equities Fund                       0.35%                       0.08%              0.43%
MidCap Index Fund                                 0.31%                       0.07%              0.38%
Money Market Fund                                 0.50%                       0.07%              0.57%
Nasdaq-100 Index Fund /6/                         0.40%                       0.10%              0.50%
Stock Index Fund                                  0.26%                       0.06%              0.32%
Small Cap Index Fund                              0.35%                       0.04%              0.39%
Science & Technology Fund                         0.90%                       0.05%              0.95%
PIMCO VARIABLE INSURANCE
 TRUST:/1,7/
PIMCO Short-Term Bond Portfolio/3/                0.25%                       0.35%              0.60%
PIMCO Real Return Bond Portfolio/3/               0.25%                       0.40%              0.65%

                                              FUND                    OTHER FUND         TOTAL FUND
                                           MANAGEMENT                 OPERATING          OPERATING
                                          FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                            EXPENSE       12b-1        EXPENSE            EXPENSE
             NAME OF FUND                REIMBURSEMENT)    FEES     REIMBURSEMENT)     REIMBURSEMENT)
--------------------------------------   --------------   ------   ----------------   ----------------
PIMCO Total Return Bond
 Portfolio/3/                                     0.25%                       0.40%              0.65%
PUTNAM VARIABLE TRUST - CLASS IB
 SHARES:/8/
Putnam VT Diversified Income Fund                 0.68%    0.15%              0.10%              0.93%
Putnam VT Growth and Income Fund                  0.46%    0.15%              0.04%              0.65%
Putnam VT International Growth
 and Income Fund                                  0.80%    0.15%              0.18%              1.13%
SAFECO RESOURCE SERIES TRUST:/1/
Equity Portfolio                                  0.74%                       0.02%              0.76%
Growth Opportunities Portfolio                    0.74%                       0.04%              0.78%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.:/1/
Equity Growth Portfolio/3/                        0.29%                       0.56%              0.85%
High Yield Portfolio/3/                           0.19%                       0.61%              0.80%
VANGUARD VARIABLE INSURANCE
 FUND:
High Yield Bond Portfolio                         0.26%                       0.03%              0.29%
REIT Index Portfolio                              0.15%                       0.12%              0.27%
VAN KAMPEN LIFE INVESTMENT
 TRUST:/1/
Strategic Stock Portfolio/3/                      0.24%                       0.41%              0.65%
WARBURG PINCUS TRUST:/1/
Small Company Growth Portfolio                    0.90%                       0.24%              1.14%

--------------------------------------------------------------------------------
/1/Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL. The fees do not have a direct relationship to the Mutual Funds' Annual Expenses, and do not increase the amount of charges you pay under your Policy. (See "Certain arrangements" under "More About Policy Charges" and "Service Agreements").

/2/Fees and charges for Ayco Series Trust are for fiscal year 2000 and are the fees and charges that the Trust anticipates it will charge.

/3/For the Funds indicated, management fees and other expenses as shown for fiscal year 1999 would have been the percentages shown below without certain voluntary expense reimbursements from the investment adviser. Current and future fees and expenses may vary from the fiscal year 1999 fees and expenses.

                                             MANAGEMENT      OTHER          TOTAL
                                                FEES       EXPENSES    ANNUAL EXPENSES
                                             -----------   ---------   ----------------
DREYFUS INVESTMENT PORTFOLIOS
     MidCap Stock Portfolio                        0.75%       0.71%              1.46%
J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio                0.60%       1.97%              2.57%
MFS VARIABLE INSURANCE TRUST
     MFS Emerging Growth Series                    0.75%       0.09%              0.84%
     MFS Research Series                           0.75%       0.11%              0.86%
     MFS Capital Opportunities Series              0.75%       0.27%              1.02%
     MFS New Discovery Series                      0.90%       1.59%              2.49%
NEUBERGER BERMAN ADVISERS MANAGEMENT
 TRUST
     Mid-Cap Growth Portfolio                      0.85%       0.23%              1.08%

PIMCO VARIABLE INSURANCE TRUST
     PIMCO Short-Term Bond Portfolio               0.25%       1.17%              1.42%
     PIMCO Real Return Bond Portfolio              0.25%       0.67%              0.92%
     PIMCO Total Return Bond Portfolio             0.25%       0.44%              0.69%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Equity Growth Portfolio                       0.55%       0.56%              1.11%
     High Yield Portfolio                          0.50%       0.61%              1.11%
VAN KAMPEN LIFE INVESTMENT TRUST
        Strategic Stock Portfolio                  0.50%       0.41%              0.91%

No other Funds received any such reimbursements.

/4/The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.

/5/Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.

/6/Fees and charges for the Nasdaq-100 Index Fund are estimated for the current fiscal year.

/7/AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust.

/8/The prospectus for Putnam Variable Trust - Class IB Shares under "Distribution Plan" discusses this 12b-1 fee.